Distribution of Total Assets and Operating Performance (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Total Assets	$ 100,223.7		$ 83,843.9		$ 82,141.5
Total Revenue	3,769.9	[1]	3,647.7	[1]	3,786.9	[1]
Income Before Income Taxes	883.7		989.8		1,255.2
Net Income	603.6		669.5		864.2
Non - U.S.
Total Assets	28,625.2		24,472.9		19,253.2
Total Revenue	1,084.8	[1]	980.9	[1]	1,086.9	[1]
Income Before Income Taxes	284.4		325.1		445.4
Net Income	199.3		229.3		305.8
U.S.
Total Assets	71,598.5		59,371.0		62,888.3
Total Revenue	2,685.1	[1]	2,666.8	[1]	2,700.0	[1]
Income Before Income Taxes	599.3		664.7		809.8
Net Income	$ 404.3		$ 440.2		$ 558.4

[1]	Revenue is comprised of net interest income and noninterest income.